Note 6 - Concentration of Credit Risk	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
6.	Concentration of Credit Risk

The Company deposits its cash with financial institutions and, at times, such balances may exceed federally insured limits. No customer accounted for more than 10% of revenue for the years ended December 31, 2022, 2021, and 2020, and no customer made up more than 10% of accounts receivable as of December 31, 2022 and 2021.